UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: JUNE 30, 2011

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cubic Asset Management, LLC
Address:  131 Dartmouth Street, 5th Floor
          Boston, MA.  02116

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stuart Schwartz
Title: Director of Operations
Phone: 617-456-1382

Signature, Place, and Date of Signing:

  /s/ Stuart Schwartz		 Boston, Massachussetts       AUGUST 10, 2011
  --------------------------     ------------------------    ----------------
          [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   151

Form 13F Information Table Value Total:  $  455827
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

Cubic Asset Management LLC
                                                           Cubic Asset Management LLC
                                                              FORM 13F
                                                            June 30, 2011

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M COMPANY                     COM              88579Y101     4750    50080 SH       Sole                                      50080
ABBOTT LABS                    COM              002824100     2081    39550 SH       Sole                                      39550
AECOM TECHNOLOGY CORP          COM              00766T100      358    13100 SH       Sole                                      13100
AEROPOSTALE INC                COM              007865108     2378   135890 SH       Sole                                     135890
ALBEMARLE CORP                 COM              012653101    11138   160950 SH       Sole                                     160950
ALCOA INC                      COM              013817101     4305   271425 SH       Sole                                     271425
AMER EAGLE OUTFITTERS          COM              02553E106     3566   279675 SH       Sole                                     279675
AMGEN INC                      COM              031162100      281     4810 SH       Sole                                       4810
ANALOG DEVICES                 COM              032654105     3079    78675 SH       Sole                                      78675
APACHE CORP                    COM              037411105     1216     9855 SH       Sole                                       9855
APOLLO GROUP INC-CL A          COM              037604105     4468   102285 SH       Sole                                     102285
APOLLO INVESTMENT CORP         COM              03761U106      234    22962 SH       Sole                                      22962
APPLIED MATERIALS INC          COM              038222105      700    53805 SH       Sole                                      53805
ARROW ELECTRONICS              COM              042735100    12587   303310 SH       Sole                                     303310
AT& T INC                      COM              00206R102     2592    82521 SH       Sole                                      82521
AUTOLIV INC                    COM              052800109    10378   132290 SH       Sole                                     132290
AVERY DENNISON CORP            COM              053611109     1662    43025 SH       Sole                                      43025
BAKER (MICHAEL) CORP           COM              057149106      684    32400 SH       Sole                                      32400
BANK NEW YORK MELLON COM       COM              064058100     2887   112704 SH       Sole                                     112704
BANK OF AMERICA CORP           COM              060505104     1394   127154 SH       Sole                                     127154
BENCHMARK ELECTRONICS          COM              08160H101     4966   300950 SH       Sole                                     300950
BERKSHIRE HATHAWAY - CL B      COM              084670207      352     4550 SH       Sole                                       4550
BEST BUY CO INC                COM              086516101     5457   173740 SH       Sole                                     173740
BILL BARRETT CORP              COM              06846N104     2395    51670 SH       Sole                                      51670
BRINKER INTL INC               COM              109641100     4937   201850 SH       Sole                                     201850
BRISTOL-MYERS SQUIBB CO        COM              110122108     1279    44151 SH       Sole                                      44151
CAMBREX CORP                   COM              132011107      856   185300 SH       Sole                                     185300
CAMPBELL SOUP                  COM              134429109     5586   161665 SH       Sole                                     161665
CARTERS INC                    COM              146229109     5742   186675 SH       Sole                                     186675
CHESAPEAKE LODGING TRUST       COM              165240102     4897   287025 SH       Sole                                     287025
CHEVRON CORP                   COM              166764100      407     3960 SH       Sole                                       3960
CINEMARK HOLDINGS INC          COM              17243V102     5888   284325 SH       Sole                                     284325
CLOROX COMPANY                 COM              189054109     4911    72820 SH       Sole                                      72820
COCA-COLA CO                   COM              191216100      427     6350 SH       Sole                                       6350
COMMERCIAL METALS CO COM       COM              201723103     7484   521545 SH       Sole                                     521545
CONOCOPHILLIPS                 COM              20825C104     1773    23574 SH       Sole                                      23574
COOPER INDUSTRIES LTD-CL A     COM              014883444     1414    23700 SH       Sole                                      23700
COVENTRY HEALTH CARE INC       COM              222862104    10340   283520 SH       Sole                                     283520
DARDEN RESTAURANTS INC         COM              237194105      275     5525 SH       Sole                                       5525
DELUXE CORPORATION             COM              248019101     4964   200900 SH       Sole                                     200900
DENNY'S CORP                   COM              24869P104     4442  1144800 SH       Sole                                    1144800
DEVON ENERGY CORP NEW          COM              25179M103      424     5375 SH       Sole                                       5375
DIEBOLD INC                    COM              253651103     1620    52250 SH       Sole                                      52250
DOLLAR FINANCIAL CORP          COM              256664103     4523   208900 SH       Sole                                     208900
DOVER CORP                     COM              260003108     4158    61325 SH       Sole                                      61325
DREAMWORKS ANIMATION SKG-A     COM              26153C103     6161   306525 SH       Sole                                     306525
DST SYSTEMS INC                COM              233326107     5100    96600 SH       Sole                                      96600
DUPONT (E.I.) DE NEMOURS       COM              263534109      293     5425 SH       Sole                                       5425
ENTEGRIS INC                   COM              29362U104      699    69100 SH       Sole                                      69100
EQUIFAX INC                    COM              294429105     5713   164535 SH       Sole                                     164535
EXXON MOBIL CORP               COM              30231G102      415     5100 SH       Sole                                       5100
FEDERATED INVESTORS INC-CL B   COM              314211103     4924   206550 SH       Sole                                     206550
FEDEX CORP                     COM              31428X106     1204    12690 SH       Sole                                      12690
FIRSTMERIT CORP                COM              337915102      566    34275 SH       Sole                                      34275
FISERV INC                     COM              337738108     6349   101370 SH       Sole                                     101370
FOREST LABORATORIES INC        COM              345838106      212     5400 SH       Sole                                       5400
FOREST OIL CORP NEW            COM              346091705     2586    96806 SH       Sole                                      96806
FRONTIER COMMUNICATIONS CORP   COM              35906A108      206    25504 SH       Sole                                      25504
FTI CONSULTING INC             COM              302941109     6491   171075 SH       Sole                                     171075
GANNETT CO                     COM              364730101     1562   109100 SH       Sole                                     109100
GENERAL CABLE CORP             COM              369300108     3086    72475 SH       Sole                                      72475
GENERAL ELECTRIC               COM              369604103     4619   244925 SH       Sole                                     244925
GENUINE PARTS CO               COM              372460105     6105   112230 SH       Sole                                     112230
GILEAD SCIENCES INC            COM              375558103     1163    28080 SH       Sole                                      28080
GRAFTECH INTERNATIONAL LTD     COM              384313102     5963   294175 SH       Sole                                     294175
GREENHILL & CO INC             COM              395259104     7742   143855 SH       Sole                                     143855
GRIFFON CORP                   COM              398433102     4773   473500 SH       Sole                                     473500
HARRIS CORP                    COM              413875105     2150    47725 SH       Sole                                      47725
HARVARD BIOSCIENCE INC         COM              416906105     1559   292550 SH       Sole                                     292550
HCC INS HOLDING INC            COM              404132102    12349   392045 SH       Sole                                     392045
HUDSON CITY BANCORP INC        COM              443683107     5323   649980 SH       Sole                                     649980
ILLINOIS TOOL WORKS INC        COM              452308109     1158    20507 SH       Sole                                      20507
INFUSYSTEMS HOLDINGS INC.      COM              45685K102      686   317750 SH       Sole                                     317750
INTEGRATED SILICON SOLUTION    COM              45812P107     3982   411750 SH       Sole                                     411750
INTEL CORP                     COM              458140100     3254   146821 SH       Sole                                     146821
INTL BUSINESS MACHINES CORP    COM              459200101     3615    21072 SH       Sole                                      21072
ITT CORP                       COM              450911102      289     4900 SH       Sole                                       4900
J2 GLOBAL COMMUNICATIONS INC   COM              46626E205     4776   169175 SH       Sole                                     169175
JOHNSON AND JOHNSON            COM              478160104     3848    57841 SH       Sole                                      57841
JPMORGAN CHASE & CO            COM              46625H100      832    20321 SH       Sole                                      20321
KANSAS CITY SOUTHERN           COM              485170302      202     3400 SH       Sole                                       3400
KIMBERLY CLARK                 COM              494368103     4173    62690 SH       Sole                                      62690
KRAFT FOODS CL A               COM              50075N104     1094    31063 SH       Sole                                      31063
LEAR CORP                      COM              521865204     6098   114025 SH       Sole                                     114025
LEUCADIA NATIONAL CORP         COM              527288104     4541   133175 SH       Sole                                     133175
LEXINGTON REALTY TRUST  REIT   COM              529043101      123    13447 SH       Sole                                      13447
LOCKHEED MARTIN CORP           COM              539830109      695     8589 SH       Sole                                       8589
MACKAY LIFE SCIENCES INC       COM              090591108        1    84375 SH       Sole                                      84375
MCDONALDS CORP                 COM              580135101      534     6330 SH       Sole                                       6330
MERCK & CO, INC                COM              589331107      236     6685 SH       Sole                                       6685
MFA FINANCIAL INC              COM              55272X102     3658   454975 SH       Sole                                     454975
MICROSOFT CORP                 COM              594918104     4175   160578 SH       Sole                                     160578
MINERALS TECHNOLOGIES INC      COM              603158106     6165    93000 SH       Sole                                      93000
MKS INSTRUMENTS INC            COM              55306N104     4453   168550 SH       Sole                                     168550
NET 1 UEPS TECHNOLOGIES INC    COM              64107N206     1545   178000 SH       Sole                                     178000
NEWMONT MINING CORP            COM              651639106      426     7900 SH       Sole                                       7900
NEWPORT CORP                   COM              651824104     1544    85000 SH       Sole                                      85000
NICOR INC                      COM              654086107      734    13400 SH       Sole                                      13400
NOVARTIS ADR                   COM              66987V109     3608    59040 SH       Sole                                      59040
OMNICOM GROUP COM              COM              681919106     5111   106120 SH       Sole                                     106120
ORACLE CORP                    COM              68389X105      489    14865 SH       Sole                                      14865
OSHKOSH CORP                   COM              688239201     4920   170000 SH       Sole                                     170000
PATRIOT TRANSPORTATION HLDG    COM              70337B102     1471    65750 SH       Sole                                      65750
PETROHAWK ENERGY CORP          COM              716495106     5810   235525 SH       Sole                                     235525
PFIZER INC                     COM              717081103     2980   144672 SH       Sole                                     144672
PITNEY BOWES INC               COM              724479100     4585   199453 SH       Sole                                     199453
PROASSURANCE CORP              COM              74267C106    10068   143825 SH       Sole                                     143825
PROCTOR & GAMBLE               COM              742718109      548     8613 SH       Sole                                       8613
PROSHARES ULTRASHORT LEHMAN    COM              74347R297      276     8000 SH       Sole                                       8000
RANGE RESOURCES CORP DEL       COM              75281A109     7438   134025 SH       Sole                                     134025
RAYTHEON CORP                  COM              755111507     3625    72710 SH       Sole                                      72710
RENT-A-CENTER                  COM              76009N100    10590   346535 SH       Sole                                     346535
RIMAGE CORP                    COM              766721104     1860   138500 SH       Sole                                     138500
ROWAN COMPANIES INC            COM              779382100      604    15575 SH       Sole                                      15575
ROYAL DUTCH SHEL PLC    SPONS  COM              780259107      602     8394 SH       Sole                                       8394
ROYCE VALUE TR INC             COM              780910105      204    13673 SH       Sole                                      13673
SNAP-ON INC                    COM              833034101     2390    38250 SH       Sole                                      38250
ST JUDE MEDICAL INC            COM              790849103     2444    51250 SH       Sole                                      51250
STANDARD & POOR'S DEP RECPTS ( COM              78462F103      720     5452 SH       Sole                                       5452
SUNCOR ENERGY INC              COM              867229106     2239    57260 SH       Sole                                      57260
SYMANTEC CORP                  COM              871503108     3035   153925 SH       Sole                                     153925
TE CONNECTIVITY LTD            COM              H84989104     2860    77800 SH       Sole                                      77800
TELEFONICA SA SPAIN  ADR       COM              879382208     3652   149110 SH       Sole                                     149110
TERRITORIAL BANCORP INC        COM              88145X108     2141   103325 SH       Sole                                     103325
THE BRINKS CO                  COM              109696104     5750   192775 SH       Sole                                     192775
THL CREDIT INC                 COM              872438106     1271    97775 SH       Sole                                      97775
THOMPSON CREEK METALS CO       COM              884768102     5178   518825 SH       Sole                                     518825
THOR INDUSTRIES INC            COM              885160101     6783   235195 SH       Sole                                     235195
TIME WARNER INC                COM              887317303     1956    53792 SH       Sole                                      53792
TRAVELERS COS INC              COM              89417E109      360     6165 SH       Sole                                       6165
TREASURY INFLATION PROTECTED E COM              464287176      746     6744 SH       Sole                                       6744
TTM TECHNOLOGIES               COM              87305R109     2463   153775 SH       Sole                                     153775
UNION BANKSHARES CORP          COM              905399101      998    81950 SH       Sole                                      81950
UNITED TECHNOLOGIES CORP       COM              913017109     4499    50830 SH       Sole                                      50830
UNITEDHEALTH GROUP INC         COM              91324P102      933    18090 SH       Sole                                      18090
US BANCORP DEL COM NEW         COM              902973304     2672   104740 SH       Sole                                     104740
VERIZON COMMUNICATIONS         COM              92343V104      830    22307 SH       Sole                                      22307
WAL-MART STORES INC            COM              931142103     3202    60254 SH       Sole                                      60254
WARNER CHILCOTT PLC-CLASS A    COM              G94368100     6218   257675 SH       Sole                                     257675
ZIMMER HOLDINGS INC            COM              98956P102     3111    49229 SH       Sole                                      49229
iSHARES BARCLAYS AGGREGATE BON COM              464287226      420     3941 SH       Sole                                       3941
iSHARES MSCI EAFE INDEX FUND   COM              464287465     1008    16754 SH       Sole                                      16754
iSHARES RUSSELL 2000 VALUE     COM              464287630      209     2853 SH       Sole                                       2853
iSHARES RUSSELL MIDCAP VALUE   COM              464287473      246     5154 SH       Sole                                       5154
JP MORGAN CHASE & CO 8.625% PR PFD              46625H621      368    13165 SH       Sole                                      13165
EATON VANCE FLOATING RATE-I                     277911491       92 10207.242SH       Sole                                  10207.242
EATON VANCE MASS MUNIS-A                        27826L561       91 10916.631SH       Sole                                  10916.631
JPMORGAN SHORT DURATION BOND F                  4812C1330      491 44595.558SH       Sole                                  44595.558
T. ROWE PRICE GROWTH STOCK FUN                  741479109      979 28935.760SH       Sole                                  28935.760
VANGUARD PA TAX EXEMPT MMKT                     92204L203       73 73140.740SH       Sole                                  73140.740
VANGUARD S/T INVESTMENT GR                      922031406      201 18735.148SH       Sole                                  18735.148
REPORT SUMMARY                151 DATA RECORDS              455827            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

NAGERS ON WHOSE BEHALF REPORT IS FILED





